Stock-Based Compensation (Details Narrative) (10-K) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 29, 2020	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Options exercisable term			10 years			10 years
Options vesting period			3 years			3 years
Aggregate intrinsic value of options			$ 0		$ 0	$ 0	$ 0
Weighted average fair value			$ 0.36			$ 0.22	$ 0.19
Compensation cost	$ 2,100,000	$ 341,000		$ 2,100,000		$ 2,100,000
Number of share-based payment award, accelerated vesting		328,000	0
Reissuance of warrants	13,750,000
Warrants issued			2,035,000	13,750,000	13,750,000	13,750,000
Warrants excersiable term			1 year 18 days		2 years 6 months	2 years 6 months
Initial debt discount			$ 120,000		$ 200,000	$ 200,000
Amortization of debt discount and debt issuance costs			54,572	$ 359,971		732,767	$ 155,644
Interest Expense [Member]
Amortization of debt discount and debt issuance costs			373,949	$ 0		412,318	$ 0
Convertible Debt Instrument [Member]
Initial debt discount			$ 700,000		$ 700,000	$ 700,000
Private Placement [Member]
Weighted average fair value					$ 0.20
Warrant exercise price per share					0.20	$ 0.20
Private Placement [Member] | Edgepoint Common Stock [Member]
Warrant exercise price per share					$ 1.00	$ 1.00
Accredited Investors [Member]
Warrants issued	3,465,000
Maximum [Member]
Warrants excersiable term					5 years	5 years
Maximum [Member] | Private Placement [Member]
Warrants issued					3,465,000	3,465,000
Additional paid-in capital on a relative fair value basis					$ 400,000	$ 400,000
Minimum [Member]
Warrants excersiable term					3 years	3 years
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards			2,000,000			2,000,000
2015 and 2005 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards			7,250,000			7,250,000
2015 Equity Incentive Plan [Member]
Number of common stock issued to awards			20,000,000
2015 Equity Incentive Plan [Member] | Maximum [Member]
Number of common stock issued to awards						20,000,000